SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
General And Administrative Expenses
Share-Based Payment Arrangement, Accelerated Cost	$ 252,000	$ 485,000